INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets
	Weighted average useful life	December 31,
	(years)	2015	2014
Original cost:

Developed technologies (1,2,3)	6.8	$27,677	$30,913
Trade name (2)	6.8	3,930	3,930
Customer relationships (2)	8.0	10,773	14,923
Other	-	3,989	3,989

		46,369	53,755
Accumulated amortization:

Developed technologies		17,673	16,693
Trade name		1,984	1,579
Customer relationships		10,029	9,796
Other		3,989	3,989

		33,675	32,057

Amortized cost		$12,694	$21,698

(1)
During the years ended December 31, 2015 and 2014 the Company recorded an impairment charges in the total amount of $3,289 and $1,705, respectively. $176 impairment charge was attributed to developed technology and $3,113 impairment charge was attributed to customer relationship.

(2)	Upon the acquisition of Cooltouch the Company recorded original amounts of $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.

(3)	Following the acquisition of Orscan the Company recorded a developed technology in the amount of $600. Refer to note 1b2.

Schedule of Estimated Annual Amortization Expense Related to Intangible Assets
2016	4,278
2017	3,311
2018	2,244
2019	1,629
2020 and thereafter	1,232

Total	12,694